Deposits from banks - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deposits from banks [Line Items]
Deposits from banks	€ 16,723	€ 23,257
TLTRO
Disclosure of deposits from banks [Line Items]
Deposits from banks		€ 6,000